Pension Liabilities, Net (Schedule of expected benefit payments) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Liability, Defined Benefit Plan [Abstract]
2026	$ 136
2027	141
2028	146
2029	152
2030	158
2031 and thereafter	1,330
Expected benefit payments, total	$ 2,063